SHARE CAPITAL AND OTHER RESERVES	12 Months Ended
Jun. 30, 2022
SHARE CAPITAL AND OTHER RESERVES.
SHARE CAPITAL AND OTHER RESERVES

12.        SHARE CAPITAL AND OTHER RESERVES

12.1.     Share capital as of June 30, 2022

The Company is authorized to issue up to 108,057,967 common shares at a par value of $0.0001 per share.

On August 7, 2020, the Company’s common shares began trading on the Nasdaq Global Market under the ticker symbol “IBEX” at $19 per share.

As of June 30, 2022, there were 18,246,391 common shares issued and outstanding.

12.2      Share Capital as of June 30, 2021

The Company is authorized to issue up to 108,057,967 common shares at a par value of $0.0001 per share.

On August 7, 2020, the Company’s common shares began trading on the Nasdaq Global Market under the ticker symbol “IBEX” at $19 per share. Of the 4,761,905 common shares offered, 3,571,429 were offered by the Company and 1,190,476 were offered by TRGI, our principal shareholder. The net offering proceeds to the Company, before expenses, and after deducting underwriting discounts and commissions were approximately $63.1 million. $1.6 million of the net proceeds from our initial public offering was used to pay offering related expenses. The Company did not receive any proceeds from the sale of shares by TRGI.

On the date of the Company’s initial public offering, the Series A, Series B, Series C preferred shares and the Class B common shares were automatically converted into 14,119,384 common shares as follows:

●	Series A preferred shares converted to Series C on a 1:1 basis
●	Series B preferred shares converted to Series C on a 1:1 basis
●	Series C preferred shares (including those existing as a result of the above conversions) then converted to Class A common shares at 1.158 to 1 based on a pre-determined formula.
●	Class B common shares converted to Class A common shares on a 1:1 basis.
●	Class B and Class A common shares were combined into one class of common shares as of the initial public offering date (“Common Shares”).

As of June 30, 2021, there were 18,399,063 common shares issued and outstanding.

12.3.    The additional paid in capital as of June 30, 2022 and June 30, 2021 is $154.8 million and $158.2 million respectively.

Additional paid in capital decreased due primarily due to the purchase of treasury shares ($3.4 million paid in the year ended June 30, 2022 and no purchases of treasury shares during the fiscal year ended June 30, 2021).

12.4.     Other Reserves

The nature and purpose of other reserves within equity is described below:

Reorganization reserve

Reorganization reserve consists of differences between the combined net asset values of subsidiaries from their separate financial statements and recognized share capital.

Share option plans

Weighted average cost of options / awards  kept under the share option plans that pertain to the Group’s various subsidiaries.

Foreign currency translation reserve

Gain / losses arising on retranslating the net assets of overseas operations into presentation currency.

Actuarial gain on defined benefit scheme

Actuarial gain or losses represents adjustments to actuarial assumptions used to value defined benefit pension scheme obligations.

Accumulated deficit

The accumulated deficit decreased from $110.7 million per end of June 30, 2021 to $87.7 million as of June 30, 2022. The decrease is due to the net income of the year ended June 30, 2022 amounting to $23.0 million.